Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment
11	Property, plant and equipment

	Freehold land and buildings	Infrastructure and equipment	Assets under construction	Total data center assets	Office equipment and other	Total
		(€’000)
Cost:
As at January 1, 2017	176,421	1,315,971	111,803	1,604,195	46,761	1,650,956
Additions	28,712	83,216	160,004	271,932	8,765	280,697
Acquisitions through business combinations	5,440	11,272	—	16,712	109	16,821
Exchange differences	(1)	(11,181)	(1,020)	(12,202)	(510)	(12,712)
Disposals	—	(2,045)	—	(2,045)	(60)	(2,105)
Transfers	17,143	137,207	(154,350)	—	—	—
As at December 31, 2017	227,715	1,534,440	116,437	1,878,592	55,065	1,933,657
Accumulated depreciation and impairment:
As at January 1, 2017	(16,237)	(452,054)	—	(468,291)	(26,634)	(494,925)
Depreciation	(4,861)	(91,912)	—	(96,773)	(6,812)	(103,585)
Exchange differences	—	5,050	—	5,050	333	5,383
Disposals	—	1,881	—	1,881	60	1,941
As at December 31, 2017	(21,098)	(537,035)	—	(558,133)	(33,053)	(591,186)
Carrying amount as at December 31, 2017	206,617	997,405	116,437	1,320,459	22,012	1,342,471
Cost:
As at January 1, 2016	174,935	1,127,883	77,664	1,380,482	38,219	1,418,701
Additions	—	64,369	184,603	248,972	9,274	258,246
Exchange differences	6	(17,010)	(2,454)	(19,458)	(501)	(19,959)
Disposals	—	(5,801)	—	(5,801)	(231)	(6,032)
Transfers	1,480	146,530	(148,010)	—	—	—
As at December 31, 2016	176,421	1,315,971	111,803	1,604,195	46,761	1,650,956
Accumulated depreciation and impairment:
As at January 1, 2016	(12,652)	(385,095)	—	(397,747)	(21,882)	(419,629)
Depreciation	(3,584)	(78,680)	—	(82,264)	(5,302)	(87,566)
Exchange differences	(1)	5,920	—	5,919	319	6,238
Disposals	—	5,801	—	5,801	231	6,032
As at December 31, 2016	(16,237)	(452,054)	—	(468,291)	(26,634)	(494,925)
Carrying amount as at December 31, 2016	160,184	863,917	111,803	1,135,904	20,127	1,156,031
Cost:
As at January 1, 2015	168,505	962,405	74,758	1,205,668	29,951	1,235,619
Additions	6,437	13,113	140,637	160,187	8,404	168,591
Exchange differences	(7)	14,889	966	15,848	537	16,385
Disposals		(1,221)	—	(1,221)	(673)	(1,894)
Transfers	—	138,697	(138,697)	—	—	—
As at December 31, 2015	174,935	1,127,883	77,664	1,380,482	38,219	1,418,701
Accumulated depreciation and impairment:
As at January 1, 2015	(9,270)	(313,282)	—	(322,552)	(17,883)	(340,435)
Depreciation	(3,382)	(67,561)	—	(70,943)	(4,333)	(75,276)
Exchange differences	—	(5,332)	—	(5,332)	(321)	(5,653)
Disposals	—	1,080	—	1,080	655	1,735
As at December 31, 2015	(12,652)	(385,095)	—	(397,747)	(21,882)	(419,629)
Carrying amount as at December 31, 2015	162,283	742,788	77,664	982,735	16,337	999,072

In December 2017, the Group completed a transaction to purchase approximately 22,000 sqm of land in close proximity to the AMS8 datacenter. As at 31 December 2017, the carrying value of the land amounted to €14.8 million .

In October 2017, the Group completed a transaction to purchase a parcel of land in Frankfurt, Germany. As at December 31, 2017, the carrying value of the land amounted to €10.7 million .

On September 29, 2015, the Group entered into a contract to lease the properties related to the AMS8 data center. The lease, which covers land and building, commenced during the third quarter of 2016. The land component has been treated as an operating lease, the building as a financial lease. As at December 31, 2017, the carrying value of the building amounted to €16.8 million.

In December 2012, the Group exercised its option to purchase the PAR7 data center land. The actual legal transaction will become effective in 2019. As a result of this modification, the lease is reported as a financial lease. Per December 31, 2017, the carrying amount of the land amounted to €20.9 million.

As at December 31, 2017, the carrying value of freehold land included in the category “Freehold land and buildings” amounted to €104.6 million (2016: €76.9 million; 2015: €76.9 million).

Depreciation of property, plant and equipment is disclosed as general and administrative cost in the consolidated statement of income.

At December 31, 2017, properties with a carrying value of €102.9 million (2016: €90.2 million; 2015: €71.8 million) were subject to a registered debenture to secure mortgages (see Note 20). At 31 December 2017, properties with a carrying value of €50.2 million (2016: €51.3 million and 2015: €33.9 million) were subject to a finance lease agreement (see Note 20).

Capitalized interest relating to borrowing costs for 2017 amounted to €3.1 million (2016: €3.4 million; 2015: €2.6 million). The cash effect of the interest capitalized for 2017 amounted to €3.9 million, which is presented in the Statement of Cash Flows under “Purchase of property, plant and equipment” (2016: €2.2 million; 2015: €3.6 million).